1933 Act/Rule 497(j)


                                  June 28, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Adviser Trust
         Registration Nos. 333-106142 and 811-21371

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on June 20, 2005.

                                  Sincerely,

                                  /s/ Kevin J. Carr
                                  Kevin J. Carr